9. WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Warrants outstanding
Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.87	$0.10	2,187,101	$0.010

Schedule of warrant issuance
	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at June 30, 2013	2,187,101	$0.010